Capitalization and Warrant Liability (Details) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance	11,297	11,935
Stock-based compensation plans [Member]
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance	5,490	5,500
Warrants to purchase common stock 2007 offering [Member]
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance		4,976
Warrants to purchase common stock former lenders [Member]
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance	149	149
Warrants to purchase common stock 2011 offering [Member]
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance	1,310	1,310
Warrants to purchase common stock 2012 offering [Member]
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance	4,348